Other Operating Income (Loss), net	12 Months Ended
Dec. 31, 2022
Other Operating Income (Loss), net
Other Operating Income (Loss), net

11.Other Operating Income (Loss), net

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Government subsidies	2,026,269	4,231,406	2,155,039
(Provision) reversal of contingent losses	(2,776,293)	254,833	66,994
Compensation payments	(1,587,473)	—	—
Gain on disposal of property and equipment	—	—	199,442
Others	62,990	(32,777)	20,084
Total	(2,274,507)	4,453,462	2,441,559

Other operating income, net for the year ended December 31, 2022, primarily consisted of government subsidies, gain on disposal of property and equipment and the reversals of accrued contingent losses for an intellectual property infringement lawsuit upon the settlement result in 2022.